Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE STREET INSTITUTIONAL FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 28, 2016
Supplement [Text Block]	ssif_SupplementTextBlock
STATE STREET INSTITUTIONAL FUNDS

State Street Institutional Strategic Investment Fund
(the "Fund")

Supplement dated January 12, 2017
To the Statutory Prospectus and Summary Prospectus dated January 28, 2016, as most recently supplemented and/or amended on November 30, 2016

Effective on or about January 28, 2017, the Fund's investments in U.S. equity securities (also referred to as domestic equity investments) will be achieved primarily through a passive investment approach of investing all or substantially all of its assets allocated to domestic equity investments in the State Street Equity 500 Index II Portfolio.

Effective on or about May 1, 2017, the Fund's investments in foreign equity securities (non-U.S. equity investments) will be achieved primarily through a passive investment approach of investing all or substantially all of its assets allocated to foreign equity investments in the State Street Global Equity ex-U.S. Index Portfolio (together with the State Street Equity 500 Index II Portfolio, the "Portfolios").

As of December 31, 2016, approximately 35% of the Fund's total assets were allocated to domestic equity investments, and approximately 25% of the Fund's total assets were allocated to foreign equity investments. Each asset class would instead be invested in the appropriate Portfolio as of the effective date of the passive strategy for that asset class, as noted above. The percentage allocations stated as of December 31, 2016 may change from time to time as explained in the prospectus and summary prospectus.

The discussion in the prospectus and summary prospectus about the Fund's investment strategy with respect to the desired characteristics of equity investments does not apply to investments in the passive equity strategies specified above. Investments in the Portfolios may subject the Fund to the following additional risk:

Passive Strategy Risk The Fund allocates its assets among various asset classes, some of which is managed using a passive investment approach attempting to track the performance of a particular unmanaged index of securities. The ability of the Fund to achieve significant correlation between the performance of each asset class of the Fund and its corresponding index may be affected by changes in the securities markets, changes in the composition of the index, the timing of purchases and redemptions of Fund shares and fees and expenses of the Fund. Any performance better than the index would be unusual and temporary.

The Fund will not incur additional fees or expenses when invested in the Portfolios. Neither Portfolio charges a management fee to its investors, and the Fund's investment adviser, SSGA Funds Management, Inc., will subsidize the portion of the Portfolios' operating expenses that otherwise would be incurred by the Fund.
State Street Institutional Strategic Investment Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssif_SupplementTextBlock
STATE STREET INSTITUTIONAL FUNDS

State Street Institutional Strategic Investment Fund
(the "Fund")

Supplement dated January 12, 2017
To the Statutory Prospectus and Summary Prospectus dated January 28, 2016, as most recently supplemented and/or amended on November 30, 2016

Effective on or about January 28, 2017, the Fund's investments in U.S. equity securities (also referred to as domestic equity investments) will be achieved primarily through a passive investment approach of investing all or substantially all of its assets allocated to domestic equity investments in the State Street Equity 500 Index II Portfolio.

Effective on or about May 1, 2017, the Fund's investments in foreign equity securities (non-U.S. equity investments) will be achieved primarily through a passive investment approach of investing all or substantially all of its assets allocated to foreign equity investments in the State Street Global Equity ex-U.S. Index Portfolio (together with the State Street Equity 500 Index II Portfolio, the "Portfolios").

As of December 31, 2016, approximately 35% of the Fund's total assets were allocated to domestic equity investments, and approximately 25% of the Fund's total assets were allocated to foreign equity investments. Each asset class would instead be invested in the appropriate Portfolio as of the effective date of the passive strategy for that asset class, as noted above. The percentage allocations stated as of December 31, 2016 may change from time to time as explained in the prospectus and summary prospectus.

The discussion in the prospectus and summary prospectus about the Fund's investment strategy with respect to the desired characteristics of equity investments does not apply to investments in the passive equity strategies specified above. Investments in the Portfolios may subject the Fund to the following additional risk:

Passive Strategy Risk The Fund allocates its assets among various asset classes, some of which is managed using a passive investment approach attempting to track the performance of a particular unmanaged index of securities. The ability of the Fund to achieve significant correlation between the performance of each asset class of the Fund and its corresponding index may be affected by changes in the securities markets, changes in the composition of the index, the timing of purchases and redemptions of Fund shares and fees and expenses of the Fund. Any performance better than the index would be unusual and temporary.

The Fund will not incur additional fees or expenses when invested in the Portfolios. Neither Portfolio charges a management fee to its investors, and the Fund's investment adviser, SSGA Funds Management, Inc., will subsidize the portion of the Portfolios' operating expenses that otherwise would be incurred by the Fund.